Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consideration	$ 29,750	$ 62,000	$ 14,350
Carrying value of net assets of companies sold	24,074	0	0
Less: Carrying value of net assets of companies acquired	(8,933)	0	(7,649)
Less: Consideration received in cash	(10,000)	0	0
Less: Settlement of related party payables	(1,150)	0	0
Excess of consideration over acquired assets	$ 33,741	$ 62,000	$ 6,701